NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income (loss)	$ (3,508)	$ (7,479)	$ (23,746)	$ (625)	$ (7,189)
Less dividends attributable to redeemable and redeemable convertible preferred stock	5,541	2,947	13,636	11,398	10,753
Net loss attributable to common stockholders	$ (9,049)	$ (10,426)	$ (37,382)	$ (12,023)	$ (17,942)
Denominator:
Weighted average common shares outstanding - basic and diluted	29,185,545	22,045,779	25,004,093	19,210,017	17,046,120
Net loss per share attributable to common stockholders - basic and diluted	$ (0.31)	$ (0.47)	$ (1.50)	$ (0.63)	$ (1.05)